Loans to and Investments in Associated Companies Loans to and Investments in Associated Companies - Real Estate Associated Companies (Details)	12 Months Ended
Nov. 30, 2019 ft² Seat Taxlot Sites
Schedule of Equity Method Investments [Line Items]
Number of separate tax lots | Taxlot	15
Number of premier development sites | Sites	2
Area of real estate property (up to) | ft²	540,000
Number of seats in investment committee retained by Company	2
Number of seats in investment committee	4
Real Estate Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Weighted average useful life	38 years
RedSky JZ Fulton Mall | Development Site
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	49.00%
54 Madison
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	48.10%
Number of seats in investment committee retained by Company	2
Number of seats in investment committee	4
HomeFed Associated Companies | HomeFed Associated Companies | Hotel
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	25.80%
HomeFed Associated Companies | HomeFed Associated Companies | Office Building
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	61.25%